Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 845		$ 1,051
Federal [Member]
Operating Loss Carryforwards [Line Items]
Federal Taxable Income	126
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Alternative Miniumum Tax NOL Offset Percentage	90.00%
Income Subject to Alternative Minimum Tax Percentage	10.00%
Federal Alternative Minimum Tax Rate	20.00%
Federal Effective Tax Rate, Representing AMT	2.00%
Alternative Minimum Tax, Amount Incurred During Period	2.5
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	889		1,017
California Corporate Tax Rate	8.84%
California Alternative Minimum Tax Rate	6.65%
California Effective Tax Rate	0.665%
Alternative Minimum Tax, Amount Incurred During Period	0.2
MPG Office Trust, Inc. | Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	715		842
MPG Office Trust, Inc. | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	827		909
Taxable REIT Subsidiary [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	130	[1],[2]	209
Taxable REIT Subsidiary [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 62	[1],[2]	$ 108

[1]	Subsequent to December 31, 2012, we liquidated one of our TRS entities. See Note 21 “Subsequent Events.”
[2]	While we are still determining what business activities will be conducted at our TRS entities in the future, it is not likely that we will utilize any of the December 31, 2012 NOL carryforwards at these entities.